Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	$ (6,328)	$ (878)	$ (1,392)
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	22,767
Financial assets, ending balance	22,859	22,767
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	11,753
Financial liabilities, ending balance	11,136	11,753
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	84,904
Financial liabilities, ending balance	80,569	84,904
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0		0	$ 0
– exchange differences	(12)		(3)	(5)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	785	857	162
Total gains recognised in profit or loss	(45)		15	1
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(12)		(3)	(5)
– exchange differences	(12)		(3)	(5)
Purchases	13		482	532
New issuances	4		24	11
Sales	(95)		0	(4)
Settlements	(636)		(8)	(673)
Transfers out	(7)		(1)	(6)
Transfers in	344		186	72
Financial liabilities, ending balance	351	785	857	162
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	1		2	0
Designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	145,502
Financial liabilities, ending balance	126,006	145,502
Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	(18)		0	0
– exchange differences	(380)		2	(63)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	7,880	7,237	5,306
Total gains recognised in profit or loss	(1,103)		(456)	(380)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(398)		2	(63)
– exchange differences	(380)		2	(63)
Purchases	0		0	1
New issuances	2,511		2,725	3,244
Sales	(22)		0	(27)
Settlements	(723)		(896)	(2,026)
Transfers out	(549)		(339)	(365)
Transfers in	869		895	259
Financial liabilities, ending balance	8,465	7,880	7,237	5,306
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	423		106	166
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	191,064
Financial liabilities, ending balance	251,469	191,064
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0		0	0
– exchange differences	(231)		29	(55)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	3,088	3,421	4,188
Total gains recognised in profit or loss	165		466	2,117
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(231)		29	(55)
– exchange differences	(231)		29	(55)
Purchases	0		0	0
New issuances	0		0	0
Sales	0		0	0
Settlements	(580)		(1,537)	(2,425)
Transfers out	(437)		(221)	(513)
Transfers in	315		496	543
Financial liabilities, ending balance	2,320	3,088	3,421	4,188
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	3,494		(4)	(969)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	348,972
Financial assets, ending balance	276,577	348,972
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	348,972
Financial assets, ending balance	276,577	348,972
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	3,389	3,243	3,654
Total gains recognised in profit or loss	(7)		2	(12)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(287)		(391)	(130)
– financial investments: fair value gains	(140)		(360)	(68)
– exchange differences	(147)		(31)	(62)
Purchases	506		390	635
New issuances	0		0	0
Sales	(186)		(214)	(366)
Settlements	(273)		(177)	(159)
Transfers out	(501)		(311)	(72)
Transfers in	68		290	250
Financial assets, ending balance	2,709	3,389	3,243	3,654
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(147)		(31)	(62)
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	248,842
Financial assets, ending balance	217,350	248,842
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,662	2,509	2,499
Total gains recognised in profit or loss	(22)		(155)	(223)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(165)		23	(41)
– financial investments: fair value gains	0		0	0
– exchange differences	(165)		23	(41)
Purchases	1,026		1,094	894
New issuances	0		0	0
Sales	(698)		(244)	(229)
Settlements	(373)		(494)	(253)
Transfers out	(287)		(512)	(515)
Transfers in	833		298	520
Financial assets, ending balance	2,976	2,662	2,509	2,499
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(37)		(99)	(309)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(165)		23	(41)
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	49,804
Financial assets, ending balance	45,873	49,804
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	14,238	12,988	11,477
Total gains recognised in profit or loss	310		1,038	715
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(336)		(114)	(171)
– financial investments: fair value gains	0		0	0
– exchange differences	(336)		(114)	(171)
Purchases	1,707		1,631	2,061
New issuances	0		0	0
Sales	(299)		(499)	(717)
Settlements	(561)		(436)	(613)
Transfers out	(36)		(159)	(25)
Transfers in	40		50	0
Financial assets, ending balance	15,063	14,238	12,988	11,477
Unrealised gains/(losses) recognised in profit or loss relating to assets held	291		885	1,509
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(336)		(114)	(171)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	196,882
Financial assets, ending balance	262,923	196,882
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,478	2,677	2,670
Total gains recognised in profit or loss	408		195	2,042
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(191)		23	(50)
– financial investments: fair value gains	0		0	0
– exchange differences	(191)		23	(50)
Purchases	0		0	0
New issuances	0		0	0
Sales	0		0	0
Settlements	(509)		(359)	(1,988)
Transfers out	(290)		(126)	(292)
Transfers in	215		274	89
Financial assets, ending balance	2,111	$ 2,478	2,677	2,670
Unrealised gains/(losses) recognised in profit or loss relating to assets held	929		175	1,298
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences	(191)		23	(50)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	(45)		15	1
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	1		2	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0		0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0		0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	165		466	2,117
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	3,494		(4)	(969)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0		0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	(22)		(155)	(223)
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(37)		(99)	(309)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0		0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	408		195	2,042
Unrealised gains/(losses) recognised in profit or loss relating to assets held	929		175	1,298
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0		0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0		0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	(1,103)		(456)	(380)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	423		106	166
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0		0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0		0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0		0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0		0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	310		1,038	715
Unrealised gains/(losses) recognised in profit or loss relating to assets held	291		885	1,509
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0		0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains recognised in profit or loss	0		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	(7)		2	(12)
– gains less losses from financial investments held at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	0		0	0
– gains less losses from financial investments held at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains recognised in profit or loss	$ 0		$ 0	$ 0